UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21971

XTF Advisors Trust

(Exact name of registrant as specified in charter)

110 Wall Street, 18th Floor, New York, NY 10005

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC, 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end:

12/31

Date of reporting period: 6/30/07

Item 1.  Reports to Stockholders.

XTF Advisors Trust

ETF 60 Portfolio

CLASS I & II SHARES

SEMI-ANNUAL REPORT

as of June 30, 2007

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A COPY OF THE PROSPECTUS.

INVESTMENT REVIEW

ETF 60 PORTFOLIO

Objective: The Portfolio seeks capital appreciation and income.

Total Aggregate Return for the Period Ended June 30, 2007
Inception:
5/1/07 — 6/30/07
Class I	0.90%

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF MARKET VALUE*

*Excludes short term investments and cash equivalents.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.

Call the Portfolio at 1-877-645-1707 or visit www.xtf.com to obtain performance current to the most recent month end.

INVESTMENT REVIEW

ETF 60 PORTFOLIO

Objective: The Portfolio seeks capital appreciation and income.

Total Aggregate Return for the Period Ended June 30, 2007
Inception:
5/1/07 — 6/30/07
Class II	0.90%

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF MARKET VALUE*

*Excludes short term investments and cash equivalents.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.

Call the Portfolio at 1-877-645-1707 or visit www.xtf.com to obtain performance current to the most recent month end.

SCHEDULES OF INVESTMENTS
XTF ADVISORS TRUST - ETF 60 PORTFOLIO (Unaudited)
June 30, 2007

Shares			Value
	Exchange Traded Funds - 90.87%
	Fixed Income Exchange Traded Funds - 18.02%
815	iShares Goldman Sachs Investop Corp. Bond Fund		$ 85,265
1,810	iShares Lehman 1-3 Year Treasury Bond Fund		145,090
1,789	iShares Lehman 7-10 Year Treasury Bond Fund		145,070
1,404	iShares Lehman 20+ Year Treasury Bond Fund		119,579
			495,004
	Equity Exchange Traded Funds - 66.05%
7,123	iShares MSCI EAFE Index Fund		575,325
3,267	iShares Russell 2000 Index Fund		271,030
4,826	SPDR Trust Series I		725,975
3,009	Vanguard Mid-Cap ETF		242,375
			1,814,705
	Real Estate Exchange Traded Funds - 6.80%
2,631	Vanguard REIT ETF		186,669

	Total Exchange Traded Funds (Cost $2,510,838)		2,496,378

	Short-Term Investments - 11.01%
302,326	General Electric Cap. Corp. Discount Note, 10.14%, 7/2/07 (Cost $302,326)		302,326

	TOTAL INVESTMENTS (Cost $2,813,164)	101.88%	$ 2,798,704

	Liabilities in excess of other assets	-1.88%	(51,564)

	TOTAL NET ASSETS	100.00%	$ 2,747,140

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax
	purposes is substantially the same and differs from market value by net unrealized
	appreciation (depreciation) of securities as follows:
	Unrealized appreciation:		$ 4,939
	Unrealized depreciation:		(19,399)
	Net unrealized depreciation:		$ (14,460)

See accompanying notes to financial statements.

June 30, 2007

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

ETF 60
Portfolio
Assets:
Investments, at cost	$ 2,813,164
Investments in securities, at value	$ 2,496,378
Short-term investments	302,326
Receivable from advisor	13,427
Interest and dividends receivable	3,217
Receivable for fund shares sold	223,744
Prepaid expenses and other assets	3,164
Total Assets	3,042,256

Liabilities:
Payable for securities purchased	277,247
Payable for fund shares redeemed	14
Payable for distribution fees	385
Administration fees payable	11,178
Compliance officer fees payable	940
Accrued expenses and other liabilities	5,352
Total Liabilities	295,116

Net Assets	$ 2,747,140

Net Assets:
Paid in capital	$ 2,759,438
Undistributed net investment income (loss)	5,672
Accumulated net realized gain (loss) on investments	(3,510)
Net unrealized appreciation (depreciation) on investments	(14,460)
Net Assets	$ 2,747,140

Net Asset Value Per Share:
Class I
Net Assets	$ 10,084
Shares of beneficial interest outstanding	999
Net asset value (a)	$ 10.09

Class II
Net Assets	$ 2,737,056
Shares of beneficial interest outstanding	271,340
Net asset value (a)	$ 10.09

(a) Redemption price per share.

See accompanying notes to financial statements.

For the Period Ended June 30, 2007 (a)

STATEMENT OF OPERATIONS (Unaudited)

ETF 60
Portfolio
Investment Income:
Interest income	$ 1,276
Dividend income	5,661
Total Investment Income	6,937

Operating Expenses:
Investment advisory fees	778
Distribution fees
Class I Shares	-
Class II Shares	385
Administration fees	11,178
Professional fees	3,506
Custodian fees	1,374
Compliance officer fees	940
Printing expense	470
Trustees' fees	296
Miscellaneous expenses	329
Total Operating Expenses	19,256
Less: Expenses waived and reimbursed	(17,991)
Net Operating Expenses	1,265

Net Investment Income (Loss)	5,672

Realized and Unrealized
Gain (Loss) on Investments:
Net realized gain (loss) on investments	(3,510)
Net change in unrealized appreciation (depreciation) from Investments	(14,460)

Net Realized and Unrealized Gain (Loss) on Investments	(17,970)

Net Increase (Decrease) in Net Assets Resulting From Operations	$ (12,298)

(a) The Portfolio commenced operations on May 1, 2007.

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

ETF 60
Portfolio
For the
Period Ended
June 30, 2007 (a)

Operations:
Net investment income (loss)	$ 5,672
Net realized gain (loss) on investments	(3,510)
Net change in unrealized appreciation (depreciation) on investments	(14,460)

Net increase (decrease) in net assets resulting from operations	(12,298)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold	9,990
Class I	3,050,957
Class II
Reinvestment of dividends and distributions	-
Class I	-
Class II
Cost of shares redeemed	-
Class I	(301,509)
Class II	2,759,438
Net increase (decrease) in net assets from share transactions of beneficial interest

Total Increase (Decrease) in Net Assets	2,747,140

Net Assets:
Beginning of period	-
End of period*	$ 2,747,140
* Includes undistributed net investment income (loss) at end of period
$ 5,672
(a) The Portfolio commenced operations on May 1, 2007.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

For the Period Ended June 30, 2007 (Unaudited)

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      The XTF Advisors Trust (the “Trust”) was organized on October 9, 2006 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  The Trust commenced investment operations on May 1, 2007.  The Trust consists of seven operating portfolios, one of which is discussed in these financial statements: the ETF 60 Portfolio (the “Portfolio”).  The Trust offers the Portfolio to insurance companies for their variable annuity and/or variable life insurance contracts.   XTF Advisors, LLC (the “Advisor”) serves as the Trust’s Advisor. Gemini Fund Services, LLC (“GFS”), serves the Trust as administrator, transfer agent and fund accounting agent, and is a wholly-owned subsidiary of NorthStar Financial Services Group, LLC.

    The ETF 60 Portfolio is a diversified portfolio.

Portfolio	Primary Objective
ETF 60 Portfolio	Capital appreciation, preservation of capital and income generation

     Currently, the Portfolio offers Class I and Class II shares.   Each class represents an interest in the same assets of the applicable Portfolio, and the classes are identical except for differences in their distribution charges.  All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.  Please see the Trust’s prospectus for additional details.

     The following is a summary of significant accounting policies consistently followed by the Portfolio:

(a) Valuation of Investments

          Equity securities, including shares of ETFs, generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price or, in the case of NASDAQ securities, the NASDAQ Official Closing Price ("NOCP").  Lacking a last sale price or NOCP, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

     In September of 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.   However, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

(b) Federal Income Tax

     It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders.  Therefore, no federal income tax provision is required.

     On July 13, 2006, The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing a portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  At this time management expects that the adoption of FIN 48 will have no impact on the financial statements of the Portfolio.

NOTES TO FINANCIAL STATEMENTS

   For the Period Ended June 30, 2007 (Unaudited) (Continued)

(c) Security Transactions and Other Income

     Security transactions are recorded on the trade date.  In determining the gain or loss from the sale of securities, the cost of securities sold is determined on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

(d) Dividends and Distributions

     The following table summarizes the Portfolio’s dividend and capital gain declaration policy:

Portfolio	Income Dividends	Capital Gains
ETF 60 Portfolio	Annually	Annually

 The Portfolio records dividends and distributions to its shareholders on the ex-dividend date.  The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These “book-tax” differences are either permanent or temporary in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital.

(e) Allocation of Expenses

     Expenses specifically attributable to a particular Portfolio are borne by that Portfolio.  Other expenses are allocated to each Portfolio based on its net assets in relation to the total net assets of all the applicable Portfolios of the Trust or another reasonable basis.

(f) Other

     The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.   Actual results could differ from those estimates.

2.

ADVISORY FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     (a) The advisory fee is payable to the Advisor monthly by the Portfolio and is computed daily at the following annual rates of the Portfolio's average daily net assets: 0.50% for the ETF 60 Portfolio.

     For the period ended June 30, 2007, the Advisor waived $778 and reimbursed expenses in the amount of $17,213 for ETF 60 Portfolio.

(b) GFS provides administrative services to the Portfolio including fund administration, fund accounting and transfer agency services, pursuant to an Administration Agreement with the Trust, for which it receives from each Portfolio: (i) a minimum annual fee or basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.  Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $63,000 per Portfolio or

-

15 basis points or 0.15% per annum on the first $250 million in net assets

-

10 basis points or 0.10% per annum on $250 million to $500 million in net assets

-

8 basis points or 0.08% per annum on $500 million to $1 billion in net assets

-

3 basis points or 0.03% per annum on assets from $1 billion to $3 billion

-       1.75 basis points or 0.0175% per annum on assets greater than $3 billion

 In addition, certain affiliates of GFS provide ancillary services to the Trust as follows:

Fund Compliance Services, LLC (“FCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well related compliance services, pursuant to a consulting agreement between FCS and the Trust. Under the terms of such agreement, FCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended June 30, 2007, the Portfolio incurred expenses of $940 for compliance services pursuant to the Trust’s Agreement with FCS.

NOTES TO FINANCIAL STATEMENTS

 For the Period Ended June 30, 2007 (Unaudited) (Continued)

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  Printing services prices vary according to available discounts.  For the period ended June 30, 2007, there were no fees paid to GemCom by the Portfolio for EDGAR and printing services

Certain officers of GFS are also officers of the Trust.

     (c) The Portfolio has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Plan”).  The Portfolio will pay XTF Capital, LLC (the “Distributor”) for certain distribution and promotion expenses related to marketing Class II shares of the Portfolio. The amount payable annually by the Portfolio is 0.25% of its average daily net assets.

The Distributor is an affiliate of the Advisor.

Class I shares do not assess a Rule 12b-1 Fee.

Class I and II shares are offered at net asset value.

(d) The Advisor has contractually agreed to waive its advisory fee and/or reimburse expenses so that Total Annual Fund Operating Expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), 12b-1 fees, fees and expenses of acquired (underlying) funds, taxes, and extraordinary expenses, do not exceed a maximum of 0.55% of Class I and II shares, of the average daily net assets through April 30, 2008.  The addition of excluded expenses may cause a Portfolio’s Total Annual Fund Operating Expenses to exceed the maximum amount of 0.55% for Class I and II, agreed to by the Advisor. Each waiver or reimbursement by the Advisor is subject to repayment by the applicable Portfolio within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Portfolio is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

3.

INVESTMENT TRANSACTIONS

     (a) For the period ended June 30, 2007, the cost of purchases and proceeds from sales of investment securities, other than short-term securities, for the Portfolio was as follows:

Portfolio	Purchases	Sales
ETF 60 Portfolio	$2,800,260	$285,911

4.

AUTHORIZED SHARES OF BENEFICIAL INTEREST AND PAR VALUE PER SHARE

     The Portfolio has unlimited shares of beneficial interest authorized at $.01 par value per share.  For the periods indicated, transactions were as follows:

	Class I Shares	Class II Shares
	For the Period Ended June 30, 2007 (a)	For the Period Ended June 30, 2007 (a)
ETF 60 Portfolio
Issued	999	301,097
Redeemed	--	(29,757)
Net Increase (Decrease) in Shares	999	271,340

(a) The Portfolio commenced operations on May 1, 2007.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

ETF 60 Portfolio - Class I Shares
		(Unaudited)
		For the
		Period Ended
		June 30,
		2007 (1)
Net Asset Value, Beginning of Period		$ 10.00
Income (Loss) from Investment Operations:
	Net investment income (loss) (2)	0.04
	Net realized and unrealized gain (loss) (2)	0.05
	Total from investment operations	0.09
Dividends and Distributions:
	Dividends from net investment income	-
	Distributions from realized gains	-
	Total dividends and distributions	-

Net Asset Value, End of Period		$ 10.09

Total Return*		0.90%
Ratios and Supplemental Data:
	Net assets, end of period (000s)	$ 10
	Ratio of net operating expenses to average net assets (3)	0.55%
	Ratio of gross operating expenses to average net assets (3)	185.84%
	Ratio of net investment income (loss) to average net assets (3)	2.32%
	Portfolio Turnover Rate (4)	19%
(1)	ETF 60 Portfolio commenced operations May 1, 2007.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Annualized for periods less than one year.
(4)	Not annualized.

* Assumes reinvestment of all dividends and distributions.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of fund shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

ETF 60 Portfolio - Class II Shares
		(Unaudited)
		For the
		Period Ended
		June 30,
		2007 (1)
Net Asset Value, Beginning of Period		$ 10.00
Income (Loss) from Investment Operations:
	Net investment income (loss) (2)	0.06
	Net realized and unrealized gain (loss) (2)	0.03
	Total from investment operations	0.09
Dividends and Distributions:
	Dividends from net investment income	-
	Distributions from realized gains	-
	Total dividends and distributions	-

Net Asset Value, End of Period		$ 10.09

Total Return*		0.90%
Ratios and Supplemental Data:
	Net assets, end of period (000s)	$ 2,737
	Ratio of net operating expenses to average net assets (3)	0.80%
	Ratio of gross operating expenses to average net assets (3)	10.17%
	Ratio of net investment income (loss) to average net assets (3)	3.52%
	Portfolio Turnover Rate (4)	19%
(1)	ETF 60 Portfolio commenced operations May 1, 2007.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Annualized for periods less than one year.
(4)	Not annualized.

* Assumes reinvestment of all dividends and distributions.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of fund shares.

SUPPLEMENTAL INFORMATION (Unaudited)

Shareholders of the Portfolio will pay ongoing expenses, such as advisory fees, distribution and services fees (12b-1 fees), and other fund expenses.    The following examples are intended to help the shareholder understand the ongoing cost (in dollars) of investing in a portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.   Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges (CDSCs) on redemptions.

This example is based on an investment of $1,000 invested at the beginning of the period and held for period since inception on May 1, 2007 through June 30, 2007.

Actual Expenses:  The first table provides information about actual account values and actual expenses.  The shareholder may use the information in this line, together with the amount invested, to estimate the expenses that would be paid over the period.  Simply divide account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid” to estimate the expenses paid on the account during the period.

Actual Expenses – Table 1:	Beginning Account Value – 5/1/2007	Ending Account Value – 6/30/2007	Expense Paid 5/1/2007-6/30/2007*	Expense Ratio Annualized
ETF 60 Portfolio – Class I	$1,000.00	$1,009.00	$0.91	0.55%
ETF 60 Portfolio – Class II	1,000.00	1,009.00	1.32	0.80

Hypothetical Examples for Comparison Purposes:  The second table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period.  This information may be used to compare the ongoing costs of investing in the fund and other mutual funds.  To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Hypothetical 5% Return Before Expenses – Table 2**:	Beginning Account Value	Ending Account Value – 6/30/2007	Expense Paid ***	Expense Ratio Annualized
ETF 60 Portfolio – Class I	$1,000.00	$1,022.07	$2.76	0.55%
ETF 60 Portfolio – Class II	1,000.00	1,020.83	4.01	0.80

* Expenses are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 60/365 (to reflect the days in reporting period).

** The hypothetical example assumes the Portfolio was in operation for the full six months ended 6/30/07.

*** Expenses are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the days in reporting period).

SUPPLEMENTAL INFORMATION (Unaudited)

Approval of the Advisory Agreement

In connection with the Organizational Board meeting for the Trust held on February 19, 2007, the Board, including all of the Independent Trustees, unanimously approved the Investment Advisory Agreement between the Trust and XTF Advisors LLC (the “Adviser”), for an initial term of two years.

The Board interviewed the Adviser and received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of the Adviser's investment models, a peer group of funds and appropriate indices; (b) the economic outlook and the general investment outlook in the markets in which each portfolio of the Trust (the “Funds”) will invest;  (c) arrangements in respect of the distribution of each Fund’s shares; (d) the procedures employed to determine the value of each Fund’s assets; (e) the Adviser’s personnel and resources; (f) the resources available with respect to compliance with each Fund’s investment policies and restrictions and with policies on personal securities transactions; and (g) the nature, cost and character of non-investment management services provided by the Adviser and its affiliates.

Additional information was furnished by the Adviser including, among other items, information on (a) the overall organization of the Adviser, (b) the choice of performance indices and benchmarks, (c) investment management staffing, (d) the potential for achieving further economies of scale, and (e) operating expenses to be paid to third parties.

In considering the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement included the following:

Benefits to Shareholders. The Board, including the Independent Trustees, considered the benefit to shareholders of investing in the Funds, which offer a variety of investment disciplines and provide for a variety of fund and shareholder services, and concluded that the Funds had the potential to benefit shareholders.

Nature and Quality of Services.  The Board, including the Independent Trustees, considered the nature,  extent and quality of the services to be provided by the Adviser. The Board concluded that the Adviser has the resources to provide a level of service consistent with the Board's expectations.

Fees and Expenses. The Board considered the estimated expense ratio of each Fund, and expense ratios of respective peer groups of funds. The Board reviewed the contractual arrangement by which the Adviser has agreed to reduce its fees and/or absorb expenses of the Funds, at least until April 30, 2008, to ensure that Net Annual Fund Operating Expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), 12b-1 fees, fees and expenses of acquired (underlying) funds, taxes, and extraordinary expenses, do not exceed a maximum of 0.65%, 0.55% and 0.48%, respectively, of the average daily net assets of the Target Date, Tactical Allocation and XTF Moderate portfolios, and found it to be beneficial to shareholders. The Board concluded that the proposed advisory fees are fair and reasonable.

Economies of Scale. The Board considered whether there will be economies of scale with respect to the management of the Funds, and whether there is potential for realization of any further economies of scale.  The Board concluded that the proposed fees were extremely competitive, and the Adviser would not benefit from economies of scale until the Funds significantly increase in size.

Profitability.  The Board considered the overall level of profitability of the Adviser, including a review of estimated costs of managing the Funds. The Board considered the profits to be realized by the Adviser in connection with the operation of the Funds and whether the amount of profit expected is a fair entrepreneurial profit for the management of each Fund. It also considered the profits to be realized by the Adviser from activities related to each Fund's business and related benefits, such as the use of "soft" commission dollars to pay for research and brokerage services, the revenues and profitability of the Adviser’s businesses other than their mutual fund business, as well as the intangible benefits that accrue to the Adviser and any affiliates by virtue of their relationship with the Funds. The Board noted that, based on the proposed levels of fee waivers, the Funds would have to grow considerably before the Adviser receives full fees, and excess profitability was not a concern at this time.

Conclusion. Based on its evaluation of all material factors and assisted by the advice of independent counsel, the Board, including all of the Independent Trustees, concluded that the Advisory Agreement should be approved.

How to Obtain Proxy Voting Information

Information regarding how the Portfolio voted proxies relating to portfolio securities during the period ended June 30, 2007 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-877-645-1707 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-877-645-1707.

Item 2. Code of Ethics.    Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.   Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.   Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.   Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 10.   Submission of Matters to a Vote of Security Holders.   None.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of June 30, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)   Not applicable.

(b)   Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

XTF Advisors Trust

By (Signature and Title)

*

/s/ Michael Miola

Michael Miola, President

Date

9/7/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*

/s/ Andrew Rogers

Andrew Rogers, Treasurer

Date

9/7/07

By (Signature and Title)

*

/s/ Michael Miola

Michael Miola, President

Date

9/7/07

* Print the name and title of each signing officer under his or her signature.